Submission	Nov. 04, 2026
Submission [Line Items]
Central Index Key	0001376139
Registrant Name	CVR ENERGY INC
Registration File Number	333-291199
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES